Portfolio of investments—February 29, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 42.64%
FHLB	1.25%	9-30-2031	$8,020,000	$6,730,484
FHLMC¤	0.00	12-14-2029	6,390,000	4,935,248
FHLMC	2.00	7-1-2032	1,397,111	1,292,278
FHLMC	2.00	6-1-2040	8,688,833	7,309,514
FHLMC	2.00	7-1-2040	8,957,396	7,530,128
FHLMC	2.00	8-1-2040	9,302,182	7,814,494
FHLMC	2.00	11-1-2040	12,328,443	10,348,878
FHLMC	2.00	12-1-2040	3,066,713	2,574,353
FHLMC	2.00	1-1-2041	2,357,596	1,977,710
FHLMC	2.00	2-1-2041	2,412,789	2,023,312
FHLMC	2.00	4-1-2041	4,616,901	3,874,746
FHLMC	2.00	7-1-2041	4,478,886	3,744,987
FHLMC	2.00	11-1-2041	4,734,125	3,947,087
FHLMC	2.00	1-1-2042	3,102,014	2,586,956
FHLMC	2.00	2-1-2047	2,065,469	1,644,733
FHLMC	2.00	12-1-2051	1,375,941	1,095,673
FHLMC	2.50	4-1-2042	1,633,388	1,392,721
FHLMC	2.50	5-1-2042	5,942,446	5,133,058
FHLMC	2.50	6-1-2042	2,124,956	1,834,871
FHLMC	2.50	8-1-2043	5,483,056	4,760,041
FHLMC	2.50	6-1-2046	6,490,182	5,634,378
FHLMC	2.50	9-1-2051	10,117,755	8,469,289
FHLMC	2.50	2-1-2052	1,067,891	887,666
FHLMC	2.50	3-1-2052	3,526,437	2,919,153
FHLMC	3.00	4-1-2040	2,646,890	2,378,564
FHLMC	3.00	4-1-2043	3,118,618	2,769,563
FHLMC	3.00	8-1-2043	4,760,616	4,227,777
FHLMC	3.00	4-1-2045	11,504,965	10,217,164
FHLMC	3.00	5-1-2045	3,902,317	3,442,621
FHLMC	3.00	9-1-2046	4,898,130	4,288,045
FHLMC	3.00	2-1-2047	3,619,563	3,164,746
FHLMC	3.00	9-1-2033	1,863,442	1,739,588
FHLMC	3.00	1-1-2046	3,822,748	3,395,071
FHLMC	3.00	1-1-2047	3,939,615	3,444,843
FHLMC	4.00	4-1-2037	1,023,330	988,995
FHLMC	4.00	7-1-2049	6,979,083	6,587,682
FHLMC	4.00	3-1-2050	10,569,726	10,038,485
FHLMC	4.50	6-1-2039	163,954	160,086
FHLMC	4.50	7-1-2039	214,735	209,264
FHLMC STRIPS Series 264 Class 30	3.00	7-15-2042	4,945,709	4,452,778
FHLMC STRIPS Series 271 Class F5 (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2042	1,499,563	1,462,727
FHLMC STRIPS Series 272 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2042	2,368,123	2,310,388
FHLMC STRIPS Series 280 Class F1 (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2042	2,387,093	2,328,365
FHLMC (30 Day Average U.S. SOFR+2.13%)±	3.91	7-1-2052	2,161,256	2,058,747
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.30	7-1-2052	2,559,081	2,475,625
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 1

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (30 Day Average U.S. SOFR+2.14%)±	3.97%	8-1-2052	$2,889,405	$2,714,840
FHLMC (30 Day Average U.S. SOFR+2.21%)±	5.13	8-1-2053	1,769,678	1,756,150
FHLMC (30 Day Average U.S. SOFR+2.30%)±	5.18	6-1-2053	1,578,047	1,567,617
FHLMC (30 Day Average U.S. SOFR+2.31%)±	4.19	5-1-2053	8,527,204	8,250,257
FHLMC (30 Day Average U.S. SOFR+2.38%)±	4.12	9-1-2052	1,643,976	1,579,143
FHLMC (RFUCCT1Y+1.60%)±	7.17	9-1-2043	186,600	190,162
FHLMC (RFUCCT1Y+1.61%)±	7.45	10-1-2043	342,504	349,640
FHLMC (RFUCCT1Y+1.63%)±	3.30	2-1-2050	3,373,847	3,320,548
FHLMC (RFUCCT1Y+1.63%)±	7.19	11-1-2043	265,969	270,181
FHLMC (RFUCCT1Y+1.64%)±	3.13	11-1-2048	2,419,405	2,379,215
FHLMC (RFUCCT1Y+1.64%)±	5.28	3-1-2049	1,852,294	1,882,121
FHLMC (RFUCCT1Y+1.64%)±	5.92	4-1-2048	4,440,217	4,518,183
FHLMC (RFUCCT1Y+1.64%)±	6.81	8-1-2043	335,742	340,711
FHLMC (RFUCCT1Y+1.64%)±	6.86	9-1-2045	3,053,689	3,111,708
FHLMC (RFUCCT1Y+1.64%)±	6.88	7-1-2043	197,471	201,058
FHLMC (RFUCCT1Y+1.65%)±	7.01	10-1-2043	348,611	355,467
FHLMC (RFUCCT1Y+1.65%)±	7.05	3-1-2043	295,897	301,276
FHLMC (RFUCCT1Y+1.68%)±	6.67	9-1-2047	3,639,104	3,676,774
FHLMC (RFUCCT1Y+1.68%)±	7.51	2-1-2043	480,491	491,670
FHLMC (RFUCCT1Y+1.73%)±	5.92	1-1-2044	712,725	726,376
FHLMC (RFUCCT1Y+1.77%)±	7.46	9-1-2042	295,355	302,885
FHLMC Series 1897 Class K	7.00	9-15-2026	61	61
FHLMC Series 2015-8 Class AP	2.00	3-25-2045	4,399,138	3,820,248
FHLMC Series 2017-78 Class FC (30 Day Average U.S. SOFR+0.46%)±	5.79	10-25-2047	2,613,425	2,527,150
FHLMC Series 4047 Class CX	3.50	5-15-2042	4,821,431	4,309,271
FHLMC Series 4091 Class BX	3.25	10-15-2041	2,565,717	2,336,796
FHLMC Series 4091 Class MX	3.25	2-15-2042	2,196,379	1,989,675
FHLMC Series 4091 Class EX	3.38	7-15-2042	1,614,685	1,472,560
FHLMC Series 4117 Class HB	2.50	10-15-2042	1,660,000	1,408,271
FHLMC Series 4122 Class FP (30 Day Average U.S. SOFR+0.51%)±	5.84	10-15-2042	3,189,890	3,107,838
FHLMC Series 4205 Class PA	1.75	5-15-2043	1,563,619	1,302,270
FHLMC Series 4240 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	8-15-2043	4,362,834	4,249,253
FHLMC Series 4248 Class FT (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2043	1,655,458	1,618,288
FHLMC Series 4286 Class VF (30 Day Average U.S. SOFR+0.56%)±	5.89	12-15-2043	3,451,149	3,365,236
FHLMC Series 4446 Class CP	2.25	3-15-2045	2,052,863	1,766,130
FHLMC Series 4582 Class HA	3.00	9-15-2045	8,100,682	7,434,693
FHLMC Series 4614 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.94	9-15-2046	2,002,194	1,943,940
FHLMC Series 4628 Class KF (30 Day Average U.S. SOFR+0.61%)±	5.94	1-15-2055	2,350,062	2,268,517
FHLMC Series 4631 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	11-15-2046	3,157,603	3,068,990
FHLMC Series 4719 Class LM	3.00	9-15-2047	1,752,037	1,530,377
FHLMC Series 4719 Class LA	3.50	9-15-2047	2,306,826	2,077,955
FHLMC Series 4742 Class PA	3.00	10-15-2047	3,640,224	3,236,605
FHLMC Series 4793 Class FD (30 Day Average U.S. SOFR+0.41%)±	5.74	6-15-2048	652,810	626,925
FHLMC Series 4826 Class KF (30 Day Average U.S. SOFR+0.41%)±	5.74	9-15-2048	1,387,114	1,338,829
See accompanying notes to portfolio of investments
2 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 4857 Class JA	3.35%	1-15-2049	$7,310,867	$6,831,395
FHLMC Series 4880 Class DA	3.00	5-15-2050	2,991,860	2,675,443
FHLMC Series 4903 Class NF (30 Day Average U.S. SOFR+0.51%)±	5.84	8-25-2049	1,429,211	1,388,594
FHLMC Series 4927 Class BG	3.00	11-25-2049	3,161,186	2,839,567
FHLMC Series 4937 Class MD	2.50	10-25-2049	3,192,410	2,759,442
FHLMC Series 4940 Class AG	3.00	5-15-2040	2,241,251	2,067,112
FHLMC Series 4941 Class GA	2.00	12-15-2047	1,803,085	1,481,212
FHLMC Series 4957 Class MY	3.00	2-25-2050	1,883,000	1,522,870
FHLMC Series 4979 Class UC	1.50	6-25-2050	5,817,285	4,618,720
FHLMC Series 4990 Class FN (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2050	4,121,118	3,964,028
FHLMC Series 4993 Class KF (30 Day Average U.S. SOFR+0.56%)±	5.89	7-25-2050	12,383,486	11,957,553
FHLMC Series 5004 Class FM (30 Day Average U.S. SOFR+0.46%)±	5.79	8-25-2050	2,619,512	2,511,845
FHLMC Series 5020 Class ET	3.50	10-25-2050	2,628,699	2,346,205
FHLMC Series 5058 Class BC	5.00	11-25-2050	2,012,575	1,967,064
FHLMC Series 5091 Class AB	1.50	3-25-2051	5,593,460	4,438,227
FHLMC Series 5092 Class HE	2.00	2-25-2051	3,209,019	2,644,014
FHLMC Series 5116 Class PB	2.25	2-25-2051	3,274,675	2,792,050
FHLMC Series 5118 Class CA	1.50	10-15-2033	2,796,228	2,435,983
FHLMC Series 5119 Class AB	1.50	8-25-2049	3,132,388	2,445,629
FHLMC Series 5119 Class QF (30 Day Average U.S. SOFR+0.20%)±	5.52	6-25-2051	3,741,481	3,520,527
FHLMC Series 5143 Class GA	2.00	6-25-2049	1,872,671	1,510,531
FHLMC Series 5156 Class DC	2.00	9-25-2051	3,595,633	3,031,925
FHLMC Series 5159 Class UA	2.50	12-25-2048	3,485,412	3,015,174
FHLMC Series 5178 Class TP	2.50	4-25-2049	4,330,055	3,699,907
FHLMC Series 5182 Class D	2.50	11-25-2043	13,384,852	12,080,968
FHLMC Series 5182 Class M	2.50	5-25-2049	2,581,658	2,222,436
FHLMC Series 5184 Class AB	2.50	5-25-2048	1,950,371	1,701,376
FHLMC Series 5194 Class G	2.50	1-25-2051	3,982,584	3,309,564
FHLMC Series 5201 Class CA	2.50	7-25-2048	3,814,746	3,361,749
FHLMC Series 5202 Class BH	2.00	12-25-2047	2,134,427	1,888,749
FHLMC Series 5202 Class LA	2.50	5-25-2049	3,923,071	3,371,363
FHLMC Series 5202 Class TA	2.50	12-25-2048	6,421,792	5,723,189
FHLMC Series 5202 Class MB	3.00	11-25-2048	5,338,846	4,762,320
FHLMC Series 5203 Class G	2.50	11-25-2048	1,731,388	1,499,685
FHLMC Series 5206 Class CA	3.00	2-25-2047	2,520,551	2,247,938
FHLMC Series 5206 Class CD	3.50	5-25-2049	4,064,139	3,694,330
FHLMC Series 5207 Class PA	3.00	6-25-2051	4,208,325	3,703,584
FHLMC Series 5209 Class EA	3.00	8-25-2050	3,318,075	2,966,345
FHLMC Series 5209 Class EJ	3.00	8-25-2050	3,318,075	2,966,345
FHLMC Series 5210 Class DC	3.00	9-25-2051	3,086,474	2,810,305
FHLMC Series 5217 Class CD	2.50	7-25-2049	3,108,357	2,807,077
FHLMC Series 5220 Class QK	3.50	9-25-2050	6,232,239	5,808,708
FHLMC Series 5228 Class TN	3.50	7-25-2039	2,964,333	2,778,643
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 3

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 5300 Class C	2.00%	9-25-2047	$5,030,646	$4,547,315
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	6.14	10-15-2039	5,353,555	5,359,253
FHLMC Series 5338 Class FH (30 Day Average U.S. SOFR+0.41%)±	5.74	4-15-2045	5,205,820	5,037,389
FHLM Series 4753 Class BD	3.00	1-15-2048	1,904,599	1,633,302
FNMA	1.50	11-1-2041	17,555,676	14,075,334
FNMA	1.50	7-1-2051	16,357,158	12,233,148
FNMA	1.52	8-21-2035	8,018,000	5,647,239
FNMA	1.90	1-25-2036	7,437,000	5,426,841
FNMA	2.00	3-1-2028	1,576,322	1,494,343
FNMA	2.00	2-1-2031	3,398,368	3,150,588
FNMA	2.00	6-1-2040	2,944,038	2,477,183
FNMA	2.00	7-1-2040	8,832,570	7,426,740
FNMA	2.00	9-1-2040	9,928,208	8,338,358
FNMA	2.00	10-1-2040	13,350,876	11,195,185
FNMA	2.00	11-1-2040	8,749,660	7,343,587
FNMA	2.00	12-1-2040	54,333,437	45,589,928
FNMA	2.00	1-1-2041	18,657,811	15,654,747
FNMA	2.00	2-1-2041	10,422,484	8,741,984
FNMA	2.00	4-1-2041	3,946,260	3,309,208
FNMA	2.00	5-1-2041	20,251,197	16,991,497
FNMA	2.00	6-1-2041	1,679,556	1,406,758
FNMA	2.00	7-1-2041	18,740,393	15,673,140
FNMA	2.00	10-1-2041	6,858,553	5,760,241
FNMA	2.00	11-1-2041	5,725,021	4,790,745
FNMA	2.00	1-1-2042	4,597,264	3,834,797
FNMA	2.00	2-1-2042	43,187,378	36,046,261
FNMA	2.00	4-1-2042	3,541,599	2,975,104
FNMA	2.00	4-1-2046	10,397,919	8,318,150
FNMA	2.00	1-1-2047	1,906,678	1,521,112
FNMA	2.00	3-1-2047	13,943,278	11,120,074
FNMA%%	2.00	3-13-2054	19,000,000	14,927,611
FNMA	2.50	12-1-2040	6,161,769	5,350,180
FNMA	2.50	5-1-2041	6,658,884	5,785,701
FNMA	2.50	8-1-2041	3,675,458	3,186,335
FNMA	2.50	2-1-2042	3,818,599	3,317,945
FNMA	2.50	4-1-2042	8,217,493	7,101,551
FNMA	2.50	5-1-2042	4,910,097	4,232,688
FNMA	2.50	6-1-2042	4,498,555	3,886,270
FNMA	2.50	5-1-2046	1,898,749	1,591,757
FNMA	2.50	12-1-2047	9,058,601	7,920,840
FNMA	2.50	10-1-2050	5,905,630	4,956,365
FNMA	2.50	3-1-2052	4,120,296	3,422,728
FNMA	3.00	11-1-2039	2,219,177	2,056,690
FNMA	3.00	5-1-2040	6,152,706	5,504,838
FNMA	3.00	11-1-2042	3,246,968	2,883,532
FNMA	3.00	1-1-2043	3,737,377	3,403,200
FNMA	3.00	2-1-2043	16,304,765	14,278,991
See accompanying notes to portfolio of investments
4 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	7-1-2043	$2,608,716	$2,316,669
FNMA	3.00	8-1-2043	3,567,061	3,167,824
FNMA	3.00	9-1-2043	2,773,169	2,464,239
FNMA	3.00	12-1-2043	3,386,141	3,007,510
FNMA	3.00	2-1-2044	3,460,124	3,073,253
FNMA	3.00	10-1-2044	17,486,583	15,531,236
FNMA	3.00	2-1-2045	5,559,088	4,937,521
FNMA	3.00	10-1-2046	12,669,660	11,177,733
FNMA	3.00	11-1-2046	10,166,068	8,909,899
FNMA	3.00	12-1-2046	14,063,968	12,287,279
FNMA	3.00	1-1-2047	10,037,415	8,758,469
FNMA	3.00	2-1-2047	17,016,157	15,040,686
FNMA	3.00	9-1-2047	1,655,397	1,447,738
FNMA	3.00	1-1-2048	5,139,174	4,484,595
FNMA	3.00	2-1-2048	2,417,296	2,114,860
FNMA	3.00	4-1-2048	11,119,351	9,876,064
FNMA	3.00	8-1-2048	2,958,548	2,627,761
FNMA	3.00	12-1-2048	6,306,230	5,505,621
FNMA	3.00	1-1-2049	5,410,746	4,805,766
FNMA	3.00	2-1-2049	5,991,111	5,234,240
FNMA	3.00	10-1-2049	42,384,689	37,645,640
FNMA	3.00	2-1-2050	62,332,848	54,613,044
FNMA	3.00	5-1-2050	13,136,911	11,558,410
FNMA	3.00	7-1-2050	17,695,268	15,459,807
FNMA	3.00	4-1-2052	14,143,481	12,280,721
FNMA	3.00	7-1-2052	2,680,729	2,350,552
FNMA	3.00	2-1-2055	1,893,169	1,643,675
FNMA	3.00	7-1-2060	24,123,524	20,224,617
FNMA	3.00	3-1-2047	2,024,896	1,755,826
FNMA	3.50	10-1-2037	2,006,268	1,894,252
FNMA	3.50	6-1-2041	2,819,826	2,656,806
FNMA	3.50	3-1-2042	2,131,874	1,952,828
FNMA	3.50	4-1-2042	4,508,301	4,128,253
FNMA	3.50	5-1-2042	1,272,191	1,186,021
FNMA	3.50	6-1-2042	2,322,096	2,164,828
FNMA	3.50	11-1-2042	1,844,133	1,687,125
FNMA	3.50	8-1-2043	16,207,167	14,907,305
FNMA	3.50	12-1-2043	8,580,489	7,892,256
FNMA	3.50	1-1-2044	1,280,563	1,193,788
FNMA	3.50	7-1-2047	22,279,265	20,388,449
FNMA	3.50	6-1-2049	7,938,756	7,193,913
FNMA	3.50	1-1-2050	3,631,591	3,282,972
FNMA	3.50	2-1-2050	2,633,738	2,400,248
FNMA	3.50	4-1-2050	13,089,965	11,897,880
FNMA	3.50	5-1-2037	2,031,430	1,927,631
FNMA	4.00	1-1-2027	5,269,133	5,194,895
FNMA	4.00	9-1-2033	1,231,852	1,195,494
FNMA	4.00	3-1-2035	12,846,643	12,653,996
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 5

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	4.00%	10-1-2037	$835,922	$810,236
FNMA	4.00	6-1-2038	1,585,312	1,541,042
FNMA	4.00	4-1-2045	19,568,958	18,423,184
FNMA	4.00	9-1-2045	530,695	504,990
FNMA	4.00	1-1-2046	3,847,236	3,660,913
FNMA	4.00	1-1-2047	1,842,498	1,750,833
FNMA	4.00	2-1-2047	1,532,566	1,456,323
FNMA	4.00	4-1-2047	980,008	925,512
FNMA	4.00	10-1-2047	759,642	722,395
FNMA	4.00	7-1-2048	12,331,100	11,593,844
FNMA	4.00	12-1-2048	1,949,713	1,855,231
FNMA	4.00	5-1-2049	2,007,318	1,901,694
FNMA	4.50	6-1-2041	165,022	160,953
FNMA	4.50	3-1-2043	2,025,410	1,975,501
FNMA	4.50	10-1-2045	3,229,851	3,134,290
FNMA	4.50	2-1-2046	88,584	85,871
FNMA	4.50	7-1-2048	3,213,865	3,104,977
FNMA	4.50	11-1-2048	1,373,920	1,341,289
FNMA	6.00	2-1-2029	888	901
FNMA	6.00	3-1-2033	13,002	13,298
FNMA	6.00	11-1-2033	4,484	4,593
FNMA	6.00	7-1-2053	326,507	328,023
FNMA%%	6.00	3-13-2054	108,400,000	108,852,113
FNMA%%	6.50	3-13-2054	76,500,000	77,837,593
FNMA	7.00	1-1-2054	29,492,268	30,457,345
FNMA%%	7.00	3-13-2054	27,400,000	28,125,444
FNMA	7.50	1-1-2054	16,446,011	17,077,862
FNMA Interest STRIPS Series 414 Class A35	3.50	10-25-2042	4,434,470	4,053,673
FNMA Principal STRIPS¤	0.00	11-15-2030	18,777,000	13,849,183
FNMA (30 Day Average U.S. SOFR+2.12%)±	3.96	8-1-2052	2,054,642	1,937,342
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.12	9-1-2052	4,089,375	3,965,912
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.13	7-1-2052	4,651,435	4,414,745
FNMA (30 Day Average U.S. SOFR+2.12%)±	4.63	8-1-2052	4,955,047	4,799,128
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.14	10-1-2052	10,569,708	10,252,362
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.22	11-1-2052	3,548,420	3,445,765
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.30	8-1-2052	5,877,562	5,701,757
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.36	7-1-2052	5,318,027	5,170,308
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.62	8-1-2052	5,972,223	5,854,667
FNMA (30 Day Average U.S. SOFR+2.13%)±	4.65	8-1-2052	4,828,318	4,737,192
FNMA (30 Day Average U.S. SOFR+2.37%)±	3.68	8-1-2052	3,133,899	2,963,183
FNMA (30 Day Average U.S. SOFR+2.37%)±	4.21	9-1-2052	1,558,683	1,507,038
FNMA (RFUCCT1Y+1.56%)±	6.72	6-1-2043	234,208	238,629
FNMA (RFUCCT1Y+1.56%)±	6.98	3-1-2043	271	269
FNMA (RFUCCT1Y+1.58%)±	5.51	6-1-2045	1,373,538	1,399,722
FNMA (RFUCCT1Y+1.58%)±	5.60	1-1-2046	3,256,613	3,318,720
FNMA (RFUCCT1Y+1.58%)±	7.15	10-1-2043	694,467	708,806
FNMA (RFUCCT1Y+1.60%)±	3.05	3-1-2050	4,779,264	4,747,324
FNMA (RFUCCT1Y+1.61%)±	2.78	6-1-2050	2,239,965	2,074,363
See accompanying notes to portfolio of investments
6 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.65%)±	7.35%	1-1-2043	$161,416	$164,493
FNMA Series 2012-111 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	10-25-2042	2,022,328	1,975,191
FNMA Series 2012-133 Class JF (30 Day Average U.S. SOFR+0.46%)±	5.79	12-25-2042	1,987,184	1,927,256
FNMA Series 2012-151 Class NX	1.50	1-25-2043	1,783,522	1,482,023
FNMA Series 2013-11 Class AP	1.50	1-25-2043	5,396,379	4,793,765
FNMA Series 2013-15 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	3-25-2043	2,371,831	2,299,734
FNMA Series 2013-43 Class BP	1.75	5-25-2043	2,127,365	1,778,825
FNMA Series 2014-17 Class DY	3.50	4-25-2044	3,273,000	2,902,799
FNMA Series 2014-25 Class EL	3.00	5-25-2044	2,227,379	2,000,800
FNMA Series 2014-74 Class PC	2.50	6-25-2044	1,920,989	1,752,763
FNMA Series 2015-20 Class EF (30 Day Average U.S. SOFR+0.46%)±	5.79	4-25-2045	5,590,160	5,408,130
FNMA Series 2015-26 Class GF (30 Day Average U.S. SOFR+0.41%)±	5.74	5-25-2045	3,469,828	3,359,457
FNMA Series 2015-32 Class FA (30 Day Average U.S. SOFR+0.41%)±	5.74	5-25-2045	2,142,360	2,066,553
FNMA Series 2015-48 Class FB (30 Day Average U.S. SOFR+0.41%)±	5.74	7-25-2045	2,604,918	2,514,675
FNMA Series 2015-84 Class PA	1.70	8-25-2033	6,215,433	5,623,108
FNMA Series 2016-19 Class FD (30 Day Average U.S. SOFR+0.51%)±	5.84	4-25-2046	8,026,312	7,895,739
FNMA Series 2016-48 Class MA	2.00	6-25-2038	6,335,973	5,678,835
FNMA Series 2016-57 Class PC	1.75	6-25-2046	13,445,806	11,144,302
FNMA Series 2017-13 Class PA	3.00	8-25-2046	1,919,950	1,741,726
FNMA Series 2017-30 Class FA (30 Day Average U.S. SOFR+0.46%)±	5.79	5-25-2047	1,909,721	1,850,161
FNMA Series 2018-14 Class KC	3.00	3-25-2048	2,269,743	2,098,750
FNMA Series 2018-38 Class MA	3.30	6-25-2048	3,594,232	3,340,896
FNMA Series 2018-45 Class TM	3.00	6-25-2048	2,972,786	2,623,156
FNMA Series 2018-55 Class GA	3.38	8-25-2048	2,835,534	2,633,343
FNMA Series 2018-64 Class A	3.00	9-25-2048	2,427,213	2,092,798
FNMA Series 2018-8 Class KL	2.50	3-25-2047	2,291,014	1,993,698
FNMA Series 2018-85 Class EA	3.50	12-25-2048	1,851,662	1,727,152
FNMA Series 2019-15 Class FA (30 Day Average U.S. SOFR+0.61%)±	5.94	4-25-2049	1,306,341	1,270,882
FNMA Series 2019-25 Class PA	3.00	5-25-2048	4,871,915	4,391,447
FNMA Series 2019-41 Class FG (30 Day Average U.S. SOFR+0.61%)±	5.94	8-25-2059	3,421,848	3,315,897
FNMA Series 2019-43 Class FC (30 Day Average U.S. SOFR+0.51%)±	5.84	8-25-2049	2,564,582	2,488,513
FNMA Series 2019-67 Class FB (30 Day Average U.S. SOFR+0.56%)±	5.89	11-25-2049	1,313,445	1,274,729
FNMA Series 2020-12 Class FL (30 Day Average U.S. SOFR+0.56%)±	5.89	3-25-2050	2,702,873	2,594,910
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 7

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2020-34 Class F (30 Day Average U.S. SOFR+0.56%)±	5.89%	6-25-2050	$1,827,423	$1,768,893
FNMA Series 2020-37 Class DA	1.50	6-25-2050	1,932,244	1,657,831
FNMA Series 2020-45 Class JL	3.00	7-25-2040	3,935,958	3,553,451
FNMA Series 2020-48 Class AB	2.00	7-25-2050	3,122,959	2,539,592
FNMA Series 2020-48 Class DA	2.00	7-25-2050	6,980,630	5,756,938
FNMA Series 2020-59 Class NC	3.00	8-25-2040	3,007,560	2,716,985
FNMA Series 2021-22 Class MN	2.75	10-25-2050	3,339,750	2,860,289
FNMA Series 2021-26 Class BD	1.75	5-25-2051	1,939,336	1,667,791
FNMA Series 2021-27 Class EC	1.50	5-25-2051	9,161,859	7,262,767
FNMA Series 2021-33 Class AV	2.50	3-25-2048	1,386,611	1,015,859
FNMA Series 2021-42 Class AC	2.00	2-25-2051	2,654,075	2,228,359
FNMA Series 2021-42 Class DC	2.00	11-25-2050	6,479,369	5,376,943
FNMA Series 2021-73 Class DJ	2.00	3-25-2049	3,698,242	3,051,923
FNMA Series 2021-73 Class A	2.50	11-25-2049	3,994,768	3,392,676
FNMA Series 2021-76 Class KB	1.25	11-25-2051	1,617,757	1,301,166
FNMA Series 2021-78 Class ND	1.50	11-25-2051	5,073,303	4,053,182
FNMA Series 2021-78 Class PA	2.50	11-25-2051	3,422,884	2,917,189
FNMA Series 2021-86 Class MA	2.50	11-25-2047	5,686,104	4,962,935
FNMA Series 2021-91 Class AB	2.50	9-25-2049	3,374,247	2,879,909
FNMA Series 2021-95 Class MA	2.50	4-25-2050	4,285,669	3,616,054
FNMA Series 2021-96 Class AH	2.50	3-25-2049	3,763,430	3,204,149
FNMA Series 2022-11 Class D	3.00	1-25-2050	2,264,768	2,018,561
FNMA Series 2022-18 Class DL	3.25	7-25-2046	4,982,131	4,543,641
FNMA Series 2022-28 Class CA	2.00	1-25-2048	3,180,145	2,843,593
FNMA Series 2022-3 Class N	2.00	10-25-2047	10,392,638	8,930,738
FNMA Series 2022-4 Class MH	3.00	9-25-2048	3,929,299	3,538,757
FNMA Series 2022-49 Class NQ	3.00	2-25-2052	1,860,000	1,604,838
FNMA Series 2022-89 Class AY	3.00	2-25-2048	3,870,259	3,188,811
FNMA Series 2022-9 Class DJ	3.25	3-25-2049	2,667,483	2,426,017
FNMA Series 2023-14 Class EJ	2.75	4-25-2049	3,559,572	3,229,385
FNMA Series 2023-37 Class FG (30 Day Average U.S. SOFR+0.41%)±	5.74	8-25-2050	9,383,016	9,045,114
FNMA Series 2023-37 Class FH (30 Day Average U.S. SOFR+0.51%)±	5.84	1-25-2050	5,677,202	5,516,413
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	5.99	6-25-2040	3,665,575	3,626,986
GNMA	2.50	12-20-2037	4,065,957	3,668,869
GNMA	2.50	6-20-2038	7,622,038	6,867,679
GNMA	3.00	6-20-2043	4,002,992	3,531,282
GNMA	3.00	8-20-2043	1,292,584	1,140,262
GNMA	3.00	10-20-2046	592,437	521,410
GNMA	3.00	12-20-2046	2,010,028	1,771,456
GNMA	3.00	1-20-2047	2,178,241	1,919,084
GNMA	3.00	3-20-2047	2,207,642	1,946,827
GNMA	3.00	4-20-2047	3,100,442	2,731,927
GNMA	3.00	5-20-2047	536,273	471,976
GNMA	3.00	7-20-2047	2,242,758	1,975,965
See accompanying notes to portfolio of investments
8 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	3.00%	9-20-2047	$1,741,479	$1,529,838
GNMA	3.00	11-15-2047	10,236,015	9,197,638
GNMA	3.00	11-20-2047	799,949	705,254
GNMA	3.00	12-20-2047	231,266	201,141
GNMA	3.00	1-20-2048	1,349,479	1,185,690
GNMA	3.00	2-20-2048	900,348	793,015
GNMA	3.00	3-20-2048	354,476	312,673
GNMA	3.00	10-20-2050	8,694,748	7,645,010
GNMA	3.50	1-20-2048	2,187,679	2,000,740
GNMA	4.00	3-20-2048	577,169	539,650
GNMA	4.00	4-20-2048	2,066,467	1,932,138
GNMA	4.50	8-15-2047	392,244	380,667
GNMA	4.50	2-20-2049	2,691,341	2,537,763
GNMA	6.00	1-20-2053	4,535,496	4,596,120
GNMA%%	6.50	3-20-2054	101,400,000	102,775,211
GNMA%%	6.50	4-18-2054	20,000,000	20,247,026
GNMA%%	6.50	5-15-2054	9,800,000	9,909,176
GNMA Series 2010-163 Class NC	4.00	12-20-2040	2,938,592	2,846,812
GNMA Series 2013-152 Class HA	2.50	6-20-2043	3,115,782	2,794,161
GNMA Series 2014-181 Class L	3.00	12-20-2044	1,976,655	1,735,616
GNMA Series 2015-144 Class CA	2.50	10-20-2045	3,256,741	2,794,395
GNMA Series 2015-161 Class GF (U.S. SOFR 1 Month+0.41%)±	5.73	11-20-2045	1,763,980	1,706,381
GNMA Series 2016-93 Class AB	1.75	7-20-2044	3,589,285	2,822,078
GNMA Series 2017-139 Class GA	3.00	9-20-2047	7,358,506	6,554,041
GNMA Series 2017-167 Class BQ	2.50	8-20-2044	2,272,894	2,054,962
GNMA Series 2018-65 Class DC	3.50	5-20-2048	2,433,839	2,159,783
GNMA Series 2020-133 Class GA	1.00	9-20-2050	3,916,250	3,262,045
GNMA Series 2020-138 Class LE	1.50	9-20-2050	8,969,252	7,015,030
GNMA Series 2021-215 Class GA	2.00	12-20-2051	2,111,108	1,783,084
GNMA Series 2021-227 Class E	2.50	7-20-2050	14,532,232	12,408,510
GNMA Series 2021-27 Class BD	5.00	2-20-2051	2,265,956	2,207,316
GNMA Series 2021-27 Class CW±±	5.00	2-20-2051	1,336,959	1,284,115
GNMA Series 2021-27 Class NT	5.00	2-20-2051	2,718,521	2,565,450
GNMA Series 2021-27 Class Q	5.00	2-20-2051	2,381,293	2,254,140
GNMA Series 2021-8 Class CY	5.00	1-20-2051	881,123	864,775
GNMA Series 2022-107 Class C	2.50	6-20-2051	11,209,990	9,130,373
GNMA Series 2022-153 Class KA	4.00	12-20-2049	3,278,256	3,134,381
GNMA Series 2022-191 Class B	4.00	6-20-2041	14,145,835	12,968,848
GNMA Series 2022-191 Class BY	4.00	8-20-2041	15,226,534	13,974,997
GNMA Series 2022-197 Class LF (30 Day Average U.S. SOFR+0.70%)±	6.02	11-20-2052	9,914,817	9,801,650
GNMA Series 2022-205 Class A	2.00	9-20-2051	4,117,183	3,227,073
GNMA Series 2022-31 Class GH	2.50	12-20-2049	7,251,495	6,301,760
GNMA Series 2022-34 Class DN	3.50	9-20-2041	6,155,402	5,647,989
GNMA Series 2022-5 Class BA	2.00	10-20-2049	14,716,032	12,366,065
GNMA Series 2022-50 Class DC	2.50	8-20-2051	3,402,642	2,942,141
GNMA Series 2022-50 Class CA	3.00	3-20-2052	11,387,683	9,955,360
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 9

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2022-66 Class CG	3.50%	4-20-2052	$6,743,688	$6,269,336
GNMA Series 2022-84 Class A	2.50	1-20-2052	3,986,373	3,281,029
Total agency securities (Cost $2,211,758,671)				2,149,325,163
Asset-backed securities: 7.52%
Ally Auto Receivables Trust Series 2022-3 Class A4	5.07	6-15-2031	1,860,000	1,854,232
American Express Credit Account Master Trust Series 2023-1 Class A	4.87	5-15-2028	2,588,000	2,583,762
AmeriCredit Automobile Receivables Trust Series 2022-2 Class A3	4.38	4-18-2028	3,567,000	3,533,552
AmeriCredit Automobile Receivables Trust Series 2023-1 Class A3	5.62	11-18-2027	1,745,000	1,757,041
AmeriCredit Automobile Receivables Trust Series 2023-2 Class A3	5.81	5-18-2028	3,502,000	3,520,495
BA Credit Card Trust Series 2023-A2 Class A2	4.98	11-15-2028	15,410,000	15,451,642
BMW Vehicle Lease Trust Series 2023-1 Class A4	5.07	6-25-2026	2,481,000	2,471,220
Capital One Prime Auto Receivables Trust Series 2023-1 Class A3	4.87	2-15-2028	6,556,000	6,514,985
Chase Auto Owner Trust Series 2022-AA Class A4144A	3.99	3-27-2028	2,419,000	2,357,840
Chase Issuance Trust Series 2024-A2 Class A	4.63	1-15-2031	7,328,000	7,291,789
College Avenue Student Loans LLC Series 2017-A Class A1 (U.S. SOFR 1 Month+1.76%)144A±	7.09	11-26-2046	1,191,802	1,201,688
College Avenue Student Loans LLC Series 2018-A Class A2144A	4.13	12-26-2047	1,035,449	988,898
College Avenue Student Loans LLC Series 2019-A Class A2144A	3.28	12-28-2048	1,751,715	1,609,312
Discover Card Execution Note Trust Series 2023-A1 Class A	4.31	3-15-2028	5,494,000	5,422,526
Discover Card Execution Note Trust Series 2023-A2 Class A	4.93	6-15-2028	15,637,000	15,629,746
Ford Credit Auto Lease Trust Series 2024-1 Class A144A	4.87	8-15-2036	7,391,000	7,348,870
Ford Credit Auto Lease Trust Series 2024-A Class A4	5.05	6-15-2027	1,926,000	1,918,192
Ford Credit Auto Lease Trust Series 2024-A Class A3	5.06	5-15-2027	8,250,000	8,229,455
Ford Credit Auto Owner Trust Series 2022-1 Class A144A	3.88	11-15-2034	3,850,000	3,721,728
Ford Credit Auto Owner Trust Series 2022-D Class A4	5.30	3-15-2028	1,673,000	1,677,682
Ford Credit Auto Owner Trust Series 2023-A Class A3	4.65	2-15-2028	7,598,000	7,529,784
GM Financial Automobile Leasing Trust Series 2023-2 Class A4	5.09	5-20-2027	2,343,000	2,335,303
GM Financial Automobile Leasing Trust Series 2023-3 Class A4	5.44	8-20-2027	1,557,000	1,561,856
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3	4.82	8-16-2027	3,022,000	3,004,628
GM Financial Consumer Automobile Receivables Trust Series 2024-1 Class A4	4.86	6-18-2029	1,905,000	1,899,041
Hyundai Auto Lease Securitization Trust Series 2023-B Class A4144A	5.17	4-15-2027	3,749,000	3,733,549
Hyundai Auto Lease Securitization Trust Series 2023-C Class A4144A	5.84	9-15-2027	2,612,000	2,640,267
Hyundai Auto Lease Securitization Trust Series 2024-A Class A3144A	5.02	3-15-2027	5,039,000	5,015,856
Hyundai Auto Lease Securitization Trust Series 2024-A Class A4144A	5.07	2-15-2028	1,915,000	1,906,210
Hyundai Auto Receivables Trust Series 2021-C Class A4	1.03	12-15-2027	2,976,000	2,803,679
Hyundai Auto Receivables Trust Series 2022-A Class A3	2.22	10-15-2026	4,746,399	4,640,079
Hyundai Auto Receivables Trust Series 2022-A Class A4	2.35	4-17-2028	1,708,000	1,624,016
Hyundai Auto Receivables Trust Series 2023-A Class A4	4.48	7-17-2028	3,320,000	3,266,709
Hyundai Auto Receivables Trust Series 2023-B Class A3	5.48	4-17-2028	2,010,000	2,021,960
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A4	5.25	2-15-2029	3,874,000	3,883,970
See accompanying notes to portfolio of investments
10 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Private Education Loan Trust Series 2014-AA Class A3 (U.S. SOFR 1 Month+1.71%)144A±	7.03%	10-15-2031	$1,258,151	$1,261,124
Navient Private Education Loan Trust Series 2016-AA Class A2B (U.S. SOFR 1 Month+2.26%)144A±	7.58	12-15-2045	658,797	664,213
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	63,008	62,570
Navient Private Education Refinance Loan Trust Series 2018-DA Class A2A144A	4.00	12-15-2059	2,278,540	2,198,399
Navient Private Education Refinance Loan Trust Series 2019-A Class A2A144A	3.42	1-15-2043	1,962,155	1,903,863
Navient Private Education Refinance Loan Trust Series 2019-CA Class A2144A	3.13	2-15-2068	1,835,753	1,764,777
Navient Private Education Refinance Loan Trust Series 2019-D Class A2A144A	3.01	12-15-2059	4,861,096	4,581,412
Navient Private Education Refinance Loan Trust Series 2019-FA Class A2144A	2.60	8-15-2068	2,614,963	2,440,426
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	2,169,661	1,946,408
Navient Private Education Refinance Loan Trust Series 2021-BA Class A144A	0.94	7-15-2069	1,129,058	981,403
Navient Private Education Refinance Loan Trust Series 2021-CA Class A144A	1.06	10-15-2069	4,723,393	4,103,785
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,532,149	5,604,326
Navient Private Education Refinance Loan Trust Series 2021-FA Class A144A	1.11	2-18-2070	4,246,867	3,604,008
Navient Private Education Refinance Loan Trust Series 2022-A Class A144A	2.23	7-15-2070	3,084,172	2,704,305
Navient Student Loan Trust Series 2021-3A Class A1A144A	1.77	8-25-2070	4,489,339	3,919,831
Nelnet Student Loan Trust Series 2004-3 Class A5 (90 Day Average U.S. SOFR+0.44%)±	5.80	10-27-2036	965,280	950,567
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	5.78	1-25-2037	2,697,267	2,671,509
Nelnet Student Loan Trust Series 2005-1 Class A5 (90 Day Average U.S. SOFR+0.37%)±	5.73	10-25-2033	8,123,134	7,990,596
Nelnet Student Loan Trust Series 2005-2 Class A5 (90 Day Average U.S. SOFR+0.36%)±	5.71	3-23-2037	7,868,701	7,757,099
Nelnet Student Loan Trust Series 2005-3 Class A5 (90 Day Average U.S. SOFR+0.38%)±	5.73	12-24-2035	5,924,500	5,848,572
Nelnet Student Loan Trust Series 2005-4 Class A4 (90 Day Average U.S. SOFR+0.44%)±	5.79	3-22-2032	1,571,240	1,502,144
Nissan Auto Lease Trust Series 2023-B Class A4	5.61	11-15-2027	3,476,000	3,486,852
Nissan Auto Lease Trust Series 2024-A Class A4	4.97	9-15-2028	2,019,000	2,009,277
Nissan Auto Receivables Owner Trust Series 2022-B Class A4	4.45	11-15-2029	2,437,000	2,394,617
PenFed Auto Receivables Owner Trust Series 2022-A Class A3144A	3.96	4-15-2026	2,868,483	2,845,937
PenFed Auto Receivables Owner Trust Series 2022-A Class A4144A	4.18	12-15-2028	1,743,000	1,715,783
Santander Drive Auto Receivables Trust Series 2022-2 Class A3	2.98	10-15-2026	1,726,133	1,720,766
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 11

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Santander Drive Auto Receivables Trust Series 2022-3 Class A3	3.40%	12-15-2026	$1,267,474	$1,261,162
Santander Drive Auto Receivables Trust Series 2022-4 Class A3	4.14	2-16-2027	2,917,927	2,902,514
Santander Drive Auto Receivables Trust Series 2022-5 Class A3	4.11	8-17-2026	1,877,362	1,871,124
Santander Drive Auto Receivables Trust Series 2022-6 Class A3	4.49	11-16-2026	5,115,620	5,096,122
Santander Drive Auto Receivables Trust Series 2022-7 Class A3	5.75	4-15-2027	1,964,000	1,964,677
Santander Drive Auto Receivables Trust Series 2024-1 Class A3	5.25	4-17-2028	3,508,000	3,506,434
SBNA Auto Lease Trust Series 2024-A Class A4144A	5.24	1-22-2029	5,312,000	5,299,264
SBNA Auto Lease Trust Series 2024-A Class A3144A	5.39	11-20-2026	3,882,000	3,882,745
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	971,000	964,836
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3144A	4.95	5-21-2029	5,724,000	5,695,329
SMB Private Education Loan Trust Series 2016-B Class A2A144A	2.43	2-17-2032	477,055	466,712
SMB Private Education Loan Trust Series 2016-C Class A2B (U.S. SOFR 1 Month+1.21%)144A±	6.53	9-15-2034	405,591	405,685
SMB Private Education Loan Trust Series 2020-B Class A1A144A	1.29	7-15-2053	1,645,573	1,497,644
SMB Private Education Loan Trust Series 2020-PTB Class A2A144A	1.60	9-15-2054	9,497,807	8,614,970
SMB Private Education Loan Trust Series 2021-A Class APT1144A	1.07	1-15-2053	5,863,729	5,175,196
SMB Private Education Loan Trust Series 2021-B Class A144A	1.31	7-17-2051	2,059,499	1,866,136
SMB Private Education Loan Trust Series 2021-E Class A1A144A	1.68	2-15-2051	4,307,420	3,902,568
SoFi Professional Loan Program LLC Series 2017-D Class A2FX144A	2.65	9-25-2040	71,670	68,949
SoFi Professional Loan Program LLC Series 2020-C Class AFX144A	1.95	2-15-2046	371,180	338,120
SoFi Professional Loan Program LLC Series 2021-B Class AFX144A	1.14	2-15-2047	3,305,956	2,805,553
Synchrony Card Funding LLC Series 2023-A1 Class A	5.54	7-15-2029	11,090,000	11,180,305
T-Mobile U.S. Trust Series 2022-1A Class A144A	4.91	5-22-2028	3,719,000	3,701,285
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	5,829,000	5,828,769
Toyota Auto Receivables Owner Trust Series 2022-D Class A4	5.43	4-17-2028	2,132,000	2,153,675
Toyota Auto Receivables Owner Trust Series 2023-B Class A3	4.71	2-15-2028	4,376,000	4,341,100
Toyota Auto Receivables Owner Trust Series 2023-C Class A3	5.16	4-17-2028	7,200,000	7,208,355
Verizon Master Trust Series 2022-2 Class A	1.53	7-20-2028	3,146,000	3,039,958
Verizon Master Trust Series 2022-4 Class A	3.40	11-20-2028	6,085,000	5,943,976
Verizon Master Trust Series 2022-6 Class A	3.67	1-22-2029	4,554,000	4,457,113
Verizon Master Trust Series 2023-1 Class A	4.49	1-22-2029	6,417,000	6,345,839
Verizon Master Trust Series 2023-2 Class A	4.89	4-13-2028	2,391,000	2,378,480
Verizon Master Trust Series 2023-4 Class A1A	5.16	6-20-2029	11,813,000	11,840,398
Verizon Master Trust Series 2024-1 Class A1A	5.00	12-20-2028	8,712,000	8,687,849
Verizon Master Trust Series 2024-2 Class A144A	4.83	12-22-2031	4,231,000	4,225,137
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3	5.02	6-20-2028	5,050,000	5,041,386
WF Card Issuance Trust Series 2024-A1 Class A%%	4.94	2-15-2029	11,097,000	11,097,000
World Omni Select Auto Trust Series 2023-A Class A2A	5.92	3-15-2027	2,663,168	2,666,206
Total asset-backed securities (Cost $388,269,287)				379,308,702
See accompanying notes to portfolio of investments
12 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 20.63%
Basic materials: 0.36%
Chemicals: 0.36%
Air Products & Chemicals, Inc.	4.85%	2-8-2034	$4,654,000	$4,563,091
Celanese U.S. Holdings LLC	6.38	7-15-2032	1,864,000	1,909,809
Celanese U.S. Holdings LLC	6.55	11-15-2030	2,925,000	3,041,068
Celanese U.S. Holdings LLC	6.70	11-15-2033	1,887,000	1,982,266
Dow Chemical Co.	5.15	2-15-2034	3,741,000	3,686,505
Dow Chemical Co.	5.60	2-15-2054	2,793,000	2,729,161
				17,911,900
Communications: 2.08%
Internet: 0.14%
Meta Platforms, Inc.	5.60	5-15-2053	3,471,000	3,593,683
Meta Platforms, Inc.	5.75	5-15-2063	3,471,000	3,633,798
				7,227,481
Media: 0.40%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	6-1-2041	946,000	626,246
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	3-1-2042	4,621,000	3,022,517
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,343,000	844,342
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	968,000	748,747
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11-10-2026	3,817,000	3,850,363
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.	5.25	4-1-2053	2,331,000	1,809,748
Comcast Corp.	2.99	11-1-2063	2,059,000	1,237,018
Comcast Corp.	4.05	11-1-2052	1,775,000	1,401,103
Comcast Corp.	5.35	11-15-2027	3,617,000	3,673,430
Discovery Communications LLC	4.00	9-15-2055	1,925,000	1,274,191
Paramount Global	4.95	5-19-2050	2,223,000	1,581,667
				20,069,372
Telecommunications: 1.54%
AT&T, Inc.	3.50	6-1-2041	1,759,000	1,347,839
AT&T, Inc.	3.50	9-15-2053	2,729,000	1,875,744
AT&T, Inc.	3.55	9-15-2055	2,725,000	1,856,347
AT&T, Inc.	3.65	9-15-2059	1,723,000	1,165,445
AT&T, Inc.	3.80	12-1-2057	4,955,000	3,487,252
AT&T, Inc.	5.40	2-15-2034	9,459,000	9,471,494
Cisco Systems, Inc.	4.80	2-26-2027	5,594,000	5,598,654
Cisco Systems, Inc.	4.85	2-26-2029	5,595,000	5,603,640
Cisco Systems, Inc.	4.95	2-26-2031	3,731,000	3,732,848
Cisco Systems, Inc.	5.05	2-26-2034	6,527,000	6,570,090
Cisco Systems, Inc.	5.30	2-26-2054	2,796,000	2,829,983
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 13

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
T-Mobile USA, Inc.	1.50%	2-15-2026	$1,233,000	$1,145,385
T-Mobile USA, Inc.	2.25	2-15-2026	3,844,000	3,621,488
T-Mobile USA, Inc.	2.55	2-15-2031	2,752,000	2,320,293
T-Mobile USA, Inc.	3.75	4-15-2027	5,855,000	5,612,348
T-Mobile USA, Inc.	5.05	7-15-2033	4,569,000	4,468,734
T-Mobile USA, Inc.	5.15	4-15-2034	3,696,000	3,639,370
T-Mobile USA, Inc.	5.75	1-15-2034	3,642,000	3,748,768
Verizon Communications, Inc.	2.36	3-15-2032	5,526,000	4,480,417
Verizon Communications, Inc.	2.65	11-20-2040	2,306,000	1,589,887
Verizon Communications, Inc.	5.50	2-23-2054	3,362,000	3,321,488
				77,487,514
Consumer, cyclical: 1.36%
Airlines: 0.12%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	6,042,000	5,906,122
Auto manufacturers: 0.66%
Ford Motor Credit Co. LLC	2.90	2-10-2029	7,541,000	6,569,914
General Motors Financial Co., Inc.	5.75	2-8-2031	4,662,000	4,648,457
Hyundai Capital America144A	1.30	1-8-2026	3,471,000	3,216,984
Hyundai Capital America144A	5.50	3-30-2026	1,877,000	1,878,468
Hyundai Capital America144A	5.60	3-30-2028	5,726,000	5,778,804
Hyundai Capital America144A	5.70	6-26-2030	1,829,000	1,858,919
Hyundai Capital America144A	5.95	9-21-2026	5,103,000	5,160,574
Hyundai Capital America144A	6.50	1-16-2029	4,217,000	4,413,245
				33,525,365
Retail: 0.58%
Lowe’s Cos., Inc.	4.25	4-1-2052	5,406,000	4,343,318
Lowe’s Cos., Inc.	5.63	4-15-2053	3,690,000	3,662,190
Lowe’s Cos., Inc.	5.75	7-1-2053	2,779,000	2,807,315
Lowe’s Cos., Inc.	5.85	4-1-2063	917,000	925,047
McDonald’s Corp.	4.70	12-9-2035	3,149,000	3,025,169
McDonald’s Corp.	4.80	8-14-2028	3,644,000	3,633,799
McDonald’s Corp.	5.45	8-14-2053	1,713,000	1,707,251
Starbucks Corp.	4.85	2-8-2027	9,321,000	9,272,042
				29,376,131
Consumer, non-cyclical: 3.50%
Agriculture: 0.60%
BAT Capital Corp.	5.83	2-20-2031	2,029,000	2,021,983
BAT Capital Corp.	6.00	2-20-2034	1,013,000	1,002,138
Bunge Ltd. Finance Corp.	1.63	8-17-2025	1,888,000	1,787,705
Philip Morris International, Inc.	4.88	2-15-2028	7,165,000	7,125,546
Philip Morris International, Inc.	4.88	2-13-2029	4,047,000	3,977,786
Philip Morris International, Inc.	5.00	11-17-2025	3,886,000	3,872,430
Philip Morris International, Inc.	5.25	9-7-2028	3,951,000	3,980,908
Philip Morris International, Inc.	5.38	2-15-2033	1,314,000	1,307,707
See accompanying notes to portfolio of investments
14 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agriculture(continued)
Philip Morris International, Inc.	5.50%	9-7-2030	$2,577,000	$2,601,042
Philip Morris International, Inc.	5.63	9-7-2033	1,561,000	1,577,669
Philip Morris International, Inc.	5.75	11-17-2032	933,000	951,714
				30,206,628
Beverages: 0.47%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.	4.70	2-1-2036	5,609,000	5,368,432
Anheuser-Busch InBev Worldwide, Inc.	4.38	4-15-2038	2,381,000	2,177,339
Anheuser-Busch InBev Worldwide, Inc.	5.80	1-23-2059	1,373,000	1,457,532
Constellation Brands, Inc.	4.80	1-15-2029	2,219,000	2,186,998
Constellation Brands, Inc.	4.90	5-1-2033	1,870,000	1,813,557
Constellation Brands, Inc.	5.25	11-15-2048	3,821,000	3,615,388
Keurig Dr Pepper, Inc.	4.50	4-15-2052	3,457,000	2,935,299
PepsiCo, Inc.	3.90	7-18-2032	4,631,000	4,345,629
				23,900,174
Biotechnology: 0.13%
Amgen, Inc.	5.65	3-2-2053	6,567,000	6,564,268
Commercial services: 0.06%
Quanta Services, Inc.	0.95	10-1-2024	3,271,000	3,178,527
Cosmetics/Personal Care: 0.12%
Kenvue, Inc.	5.05	3-22-2028	3,661,000	3,684,317
Kenvue, Inc.	5.05	3-22-2053	2,379,000	2,291,085
				5,975,402
Food: 0.35%
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL144A	6.75	3-15-2034	5,603,000	5,771,075
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL144A	7.25	11-15-2053	3,911,000	4,097,658
Tyson Foods, Inc.%%	5.40	3-15-2029	2,804,000	2,803,684
Tyson Foods, Inc.%%	5.70	3-15-2034	4,690,000	4,683,935
				17,356,352
Healthcare-services: 0.37%
CommonSpirit Health	3.35	10-1-2029	2,452,000	2,229,579
HCA, Inc.	3.63	3-15-2032	1,454,000	1,272,424
HCA, Inc.	4.63	3-15-2052	1,754,000	1,436,110
HCA, Inc.	5.25	6-15-2049	1,240,000	1,116,559
HCA, Inc.	5.90	6-1-2053	6,224,000	6,113,359
UnitedHealth Group, Inc.	3.05	5-15-2041	861,000	639,705
UnitedHealth Group, Inc.	5.88	2-15-2053	5,441,000	5,820,894
				18,628,630
Pharmaceuticals: 1.40%
AbbVie, Inc.	3.20	11-21-2029	6,843,000	6,260,869
AbbVie, Inc.	4.05	11-21-2039	1,944,000	1,704,368
AbbVie, Inc.	4.25	11-21-2049	2,055,000	1,762,987
AbbVie, Inc.	4.50	5-14-2035	4,026,000	3,835,383
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 15

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals(continued)
AbbVie, Inc.	4.55%	3-15-2035	$4,580,000	$4,387,916
AbbVie, Inc.	4.80	3-15-2027	4,661,000	4,647,783
AbbVie, Inc.	4.80	3-15-2029	4,661,000	4,639,498
AbbVie, Inc.	4.95	3-15-2031	2,799,000	2,799,562
AbbVie, Inc.	5.05	3-15-2034	4,661,000	4,684,202
AbbVie, Inc.	5.40	3-15-2054	2,799,000	2,841,326
Bristol-Myers Squibb Co.	5.55	2-22-2054	2,796,000	2,829,147
Bristol-Myers Squibb Co.	5.65	2-22-2064	2,809,000	2,834,708
CVS Health Corp.	5.05	3-25-2048	2,234,000	1,992,669
CVS Health Corp.	5.88	6-1-2053	1,281,000	1,276,799
Eli Lilly & Co.	4.50	2-9-2027	7,445,000	7,416,018
Eli Lilly & Co.	4.50	2-9-2029	6,517,000	6,479,698
Eli Lilly & Co.	4.70	2-9-2034	5,586,000	5,514,077
Eli Lilly & Co.	5.00	2-9-2054	2,794,000	2,752,256
Eli Lilly & Co.	5.10	2-9-2064	1,865,000	1,832,632
				70,491,898
Energy: 1.04%
Oil & gas: 0.42%
BP Capital Markets America, Inc.	4.70	4-10-2029	4,614,000	4,558,249
BP Capital Markets America, Inc.	4.81	2-13-2033	5,595,000	5,458,403
BP Capital Markets America, Inc.	4.99	4-10-2034	4,661,000	4,585,319
Diamondback Energy, Inc.	4.25	3-15-2052	550,000	434,967
Diamondback Energy, Inc.	6.25	3-15-2033	1,866,000	1,961,757
Diamondback Energy, Inc.	6.25	3-15-2053	3,857,000	4,078,570
				21,077,265
Pipelines: 0.62%
Energy Transfer LP	5.30	4-15-2047	4,740,000	4,245,365
Energy Transfer LP	5.40	10-1-2047	1,392,000	1,262,554
Energy Transfer LP	5.55	5-15-2034	2,774,000	2,744,592
Energy Transfer LP	5.75	2-15-2033	3,696,000	3,721,487
Energy Transfer LP	5.95	5-15-2054	1,849,000	1,804,571
Energy Transfer LP	6.13	12-15-2045	1,465,000	1,455,698
Energy Transfer LP	6.40	12-1-2030	1,866,000	1,958,042
MPLX LP	4.95	3-14-2052	3,398,000	2,916,266
MPLX LP	5.00	3-1-2033	5,509,000	5,269,414
MPLX LP	5.65	3-1-2053	985,000	936,668
ONEOK, Inc.	6.63	9-1-2053	4,740,000	5,093,736
				31,408,393
Financial: 6.13%
Banks: 4.03%
Bank of America Corp. (U.S. SOFR+0.96%)±	1.73	7-22-2027	12,570,000	11,526,455
Bank of America Corp. (U.S. SOFR+1.34%)±	5.93	9-15-2027	10,018,000	10,152,017
Bank of America Corp. (U.S. SOFR+1.57%)±	5.82	9-15-2029	14,023,000	14,290,529
Bank of America Corp. (U.S. SOFR+1.84%)±	5.87	9-15-2034	7,013,000	7,191,212
Bank of America Corp. (U.S. SOFR+1.91%)±	5.29	4-25-2034	10,372,000	10,225,144
See accompanying notes to portfolio of investments
16 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of America Corp. (U.S. SOFR 3 Month+1.30%)±	3.42%	12-20-2028	$12,843,000	$11,998,362
Citibank NA	5.80	9-29-2028	9,105,000	9,380,601
Citigroup, Inc. (U.S. SOFR+2.06%)±	5.83	2-13-2035	2,047,000	2,002,725
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	4,363,000	4,395,701
Citizens Financial Group, Inc. (U.S. SOFR+2.01%)±	5.84	1-23-2030	4,627,000	4,571,601
HSBC USA, Inc.%%	5.29	3-4-2027	13,999,000	14,012,304
KeyCorp (U.S. SOFR+2.42%)±	6.40	3-6-2035	4,666,000	4,679,630
Morgan Stanley Bank NA (U.S. SOFR+1.08%)±	4.95	1-14-2028	9,658,000	9,609,161
Morgan Stanley (U.S. SOFR+1.45%)±	5.17	1-16-2030	6,477,000	6,436,335
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	1,817,000	1,806,608
Morgan Stanley (U.S. SOFR+1.63%)±	5.45	7-20-2029	3,632,000	3,645,826
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	1,817,000	1,805,094
Morgan Stanley (U.S. SOFR+1.73%)±	5.47	1-18-2035	8,011,000	8,001,573
Morgan Stanley (U.S. SOFR+2.56%)±	6.34	10-18-2033	6,255,000	6,629,447
Santander Holdings USA, Inc. (U.S. SOFR+2.50%)±	6.17	1-9-2030	4,623,000	4,610,952
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	4,582,000	4,895,893
Truist Financial Corp. (U.S. SOFR+1.62%)±	5.44	1-24-2030	4,636,000	4,585,299
Truist Financial Corp. (U.S. SOFR+1.92%)±	5.71	1-24-2035	2,782,000	2,754,260
Truist Financial Corp. (U.S. SOFR+2.45%)±	7.16	10-30-2029	6,407,000	6,780,998
Wells Fargo & Co. (U.S. SOFR+1.50%)±	5.20	1-23-2030	7,402,000	7,338,423
Wells Fargo & Co. (U.S. SOFR+1.74%)±	5.57	7-25-2029	1,827,000	1,838,964
Wells Fargo & Co. (U.S. SOFR+1.78%)±	5.50	1-23-2035	5,735,000	5,697,121
Wells Fargo & Co. (U.S. SOFR+1.79%)±	6.30	10-23-2029	2,815,000	2,917,698
Wells Fargo & Co. (U.S. SOFR+2.06%)±	6.49	10-23-2034	7,471,000	7,945,478
Wells Fargo & Co. (U.S. SOFR+2.10%)±	4.90	7-25-2033	10,265,000	9,814,866
Wells Fargo & Co. (U.S. SOFR+2.13%)±	4.61	4-25-2053	1,817,000	1,584,066
				203,124,343
Diversified financial services: 0.10%
Capital One Financial Corp. (U.S. SOFR+3.07%)±	7.62	10-30-2031	4,582,000	5,014,278
Insurance: 0.31%
Aon North America, Inc.%%	5.13	3-1-2027	2,803,000	2,800,967
Aon North America, Inc.%%	5.15	3-1-2029	6,535,000	6,537,348
Aon North America, Inc.%%	5.45	3-1-2034	4,669,000	4,671,956
Aon North America, Inc.%%	5.75	3-1-2054	1,866,000	1,873,323
				15,883,594
Real estate: 0.04%
CBRE Services, Inc.	5.50	4-1-2029	1,866,000	1,867,337
REITS: 1.65%
Agree LP	2.00	6-15-2028	3,432,000	2,982,885
Agree LP	2.60	6-15-2033	781,000	605,018
Agree LP	4.80	10-1-2032	1,721,000	1,607,944
American Homes 4 Rent LP	3.63	4-15-2032	3,159,000	2,756,350
American Homes 4 Rent LP	4.30	4-15-2052	1,415,000	1,097,910
American Homes 4 Rent LP	5.50	2-1-2034	1,864,000	1,827,998
American Tower Corp.	2.95	1-15-2051	915,000	580,732
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 17

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
American Tower Corp.	3.13%	1-15-2027	$1,548,000	$1,460,236
American Tower Corp.	5.50	3-15-2028	3,655,000	3,670,040
American Tower Corp.	5.90	11-15-2033	5,465,000	5,604,807
Brixmor Operating Partnership LP	2.50	8-16-2031	3,021,000	2,459,989
Crown Castle, Inc.	1.05	7-15-2026	3,199,000	2,892,240
Crown Castle, Inc.	2.10	4-1-2031	3,105,000	2,492,749
Crown Castle, Inc.	2.90	4-1-2041	1,829,000	1,268,570
Crown Castle, Inc.	5.00	1-11-2028	5,400,000	5,318,199
Crown Castle, Inc.	5.10	5-1-2033	2,684,000	2,594,227
Crown Castle, Inc.	5.80	3-1-2034	5,672,000	5,748,454
Essex Portfolio LP	2.55	6-15-2031	1,629,000	1,341,989
Invitation Homes Operating Partnership LP	2.00	8-15-2031	544,000	424,916
Invitation Homes Operating Partnership LP	4.15	4-15-2032	3,144,000	2,836,156
NNN REIT, Inc.	5.60	10-15-2033	1,303,000	1,299,423
Realty Income Corp.	2.10	3-15-2028	1,782,000	1,581,640
Realty Income Corp.	2.20	6-15-2028	1,692,000	1,501,821
Realty Income Corp.	2.85	12-15-2032	2,286,000	1,883,672
Realty Income Corp.	3.40	1-15-2030	1,901,000	1,723,239
Realty Income Corp.	4.90	7-15-2033	2,721,000	2,596,070
Realty Income Corp.	5.13	2-15-2034	3,916,000	3,788,755
Realty Income Corp.	5.63	10-13-2032	3,196,000	3,234,779
Regency Centers LP	2.95	9-15-2029	4,326,000	3,829,318
Regency Centers LP	5.25	1-15-2034	1,848,000	1,805,973
STORE Capital Corp.	2.70	12-1-2031	1,098,000	854,861
STORE Capital Corp.	2.75	11-18-2030	2,794,000	2,203,591
STORE Capital Corp.	4.50	3-15-2028	1,815,000	1,698,662
STORE Capital Corp.	4.63	3-15-2029	2,015,000	1,880,129
Sun Communities Operating LP	4.20	4-15-2032	4,106,000	3,648,296
				83,101,638
Industrial: 1.87%
Aerospace/defense: 0.63%
Boeing Co.	3.25	2-1-2035	2,015,000	1,620,000
Boeing Co.	3.63	2-1-2031	5,690,000	5,095,960
Boeing Co.	3.75	2-1-2050	3,596,000	2,553,011
Boeing Co.	5.81	5-1-2050	4,582,000	4,416,499
Lockheed Martin Corp.	4.80	8-15-2034	3,846,000	3,760,760
Lockheed Martin Corp.	5.20	2-15-2064	2,691,000	2,628,015
Northrop Grumman Corp.	4.40	5-1-2030	2,106,000	2,028,849
Northrop Grumman Corp.	5.20	6-1-2054	480,000	460,415
RTX Corp.	6.10	3-15-2034	4,728,000	4,991,964
RTX Corp.	6.40	3-15-2054	3,782,000	4,186,676
				31,742,149
Building materials: 0.10%
Carrier Global Corp.	5.90	3-15-2034	3,663,000	3,799,845
Carrier Global Corp.	6.20	3-15-2054	1,283,000	1,400,380
				5,200,225
See accompanying notes to portfolio of investments
18 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.19%
Honeywell International, Inc.%%	5.00%	3-1-2035	$5,775,000	$5,757,801
Honeywell International, Inc.%%	5.25	3-1-2054	1,927,000	1,923,083
Honeywell International, Inc.%%	5.35	3-1-2064	1,926,000	1,923,597
				9,604,481
Environmental control: 0.11%
Veralto Corp.144A	5.50	9-18-2026	1,709,000	1,716,344
Waste Management, Inc.	4.88	2-15-2034	3,625,000	3,551,712
				5,268,056
Machinery-construction & mining: 0.20%
Caterpillar Financial Services Corp.	4.50	1-8-2027	4,589,000	4,558,563
Caterpillar Financial Services Corp.	4.85	2-27-2029	5,594,000	5,600,424
				10,158,987
Machinery-diversified: 0.48%
John Deere Capital Corp.	4.15	9-15-2027	3,659,000	3,588,171
John Deere Capital Corp.	4.50	1-8-2027	6,422,000	6,372,415
John Deere Capital Corp.	4.50	1-16-2029	6,422,000	6,324,194
John Deere Capital Corp.	4.95	7-14-2028	1,456,000	1,464,159
John Deere Capital Corp.	5.15	9-8-2026	6,365,000	6,407,703
				24,156,642
Transportation: 0.16%
Burlington Northern Santa Fe LLC	4.45	1-15-2053	733,000	644,575
Burlington Northern Santa Fe LLC	5.20	4-15-2054	1,962,000	1,924,518
Crowley Conro LLC	4.18	8-15-2043	2,261,180	2,106,641
Union Pacific Corp.	2.38	5-20-2031	1,744,000	1,473,558
Union Pacific Corp.	2.80	2-14-2032	2,367,000	2,031,577
				8,180,869
Technology: 2.02%
Computers: 0.11%
Apple, Inc.	2.38	2-8-2041	1,334,000	938,351
Apple, Inc.	2.65	5-11-2050	1,454,000	946,760
Apple, Inc.	2.65	2-8-2051	1,123,000	724,295
Apple, Inc.	3.95	8-8-2052	2,575,000	2,144,016
Apple, Inc.	4.85	5-10-2053	931,000	910,069
				5,663,491
Semiconductors: 1.39%
Broadcom, Inc.144A	2.45	2-15-2031	2,869,000	2,396,799
Broadcom, Inc.	3.15	11-15-2025	2,150,000	2,074,335
Broadcom, Inc.144A	3.47	4-15-2034	1,840,000	1,553,989
Broadcom, Inc.144A	4.93	5-15-2037	2,621,000	2,441,941
Intel Corp.	2.80	8-12-2041	1,577,000	1,120,295
Intel Corp.	5.00	2-21-2031	2,807,000	2,789,156
Intel Corp.	5.15	2-21-2034	7,482,000	7,405,450
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 19

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Semiconductors(continued)
Intel Corp.	5.60%	2-21-2054	$3,741,000	$3,738,836
Intel Corp.	5.63	2-10-2043	1,052,000	1,068,504
Intel Corp.	5.70	2-10-2053	3,657,000	3,707,059
Intel Corp.	5.90	2-10-2063	2,557,000	2,663,674
KLA Corp.	3.30	3-1-2050	1,502,000	1,085,148
KLA Corp.	4.70	2-1-2034	3,724,000	3,625,972
Marvell Technology, Inc.	5.75	2-15-2029	2,730,000	2,781,345
Marvell Technology, Inc.	5.95	9-15-2033	2,730,000	2,819,794
Micron Technology, Inc.	5.38	4-15-2028	9,186,000	9,235,017
Micron Technology, Inc.	5.88	2-9-2033	1,079,000	1,102,264
QUALCOMM, Inc.	6.00	5-20-2053	4,132,000	4,526,110
Texas Instruments, Inc.	4.60	2-8-2029	3,728,000	3,707,142
Texas Instruments, Inc.	4.85	2-8-2034	4,662,000	4,631,287
Texas Instruments, Inc.	5.00	3-14-2053	4,036,000	3,921,396
Texas Instruments, Inc.	5.15	2-8-2054	1,868,000	1,850,368
				70,245,881
Software: 0.52%
Intuit, Inc.	5.13	9-15-2028	3,636,000	3,682,265
Intuit, Inc.	5.20	9-15-2033	3,634,000	3,671,624
Intuit, Inc.	5.25	9-15-2026	4,550,000	4,588,465
Intuit, Inc.	5.50	9-15-2053	3,644,000	3,747,752
Oracle Corp.	4.00	7-15-2046	3,184,000	2,448,812
VMware, Inc.	1.00	8-15-2024	5,701,000	5,578,143
VMware, Inc.	1.40	8-15-2026	2,568,000	2,334,387
				26,051,448
Utilities: 2.27%
Electric: 2.27%
American Transmission Systems, Inc.144A	2.65	1-15-2032	1,140,000	936,151
Baltimore Gas & Electric Co.	2.25	6-15-2031	2,448,000	2,039,447
Baltimore Gas & Electric Co.	5.40	6-1-2053	2,742,000	2,689,535
CenterPoint Energy Houston Electric LLC	5.15	3-1-2034	2,241,000	2,236,853
CenterPoint Energy Houston Electric LLC	5.20	10-1-2028	2,736,000	2,759,840
CenterPoint Energy Houston Electric LLC Series AH	3.60	3-1-2052	1,807,000	1,358,077
Consolidated Edison Co. of New York, Inc.	3.20	12-1-2051	548,000	372,156
Consolidated Edison Co. of New York, Inc.	5.20	3-1-2033	973,000	980,327
Consolidated Edison Co. of New York, Inc.	5.50	3-15-2034	5,574,000	5,692,564
Consolidated Edison Co. of New York, Inc.	5.90	11-15-2053	1,831,000	1,930,966
Consumers Energy Co.	2.50	5-1-2060	1,488,000	821,929
Consumers Energy Co.	4.60	5-30-2029	4,080,000	4,010,382
DTE Electric Co.	2.95	3-1-2050	2,857,000	1,899,530
DTE Electric Co.	5.20	3-1-2034	3,730,000	3,711,392
DTE Electric Co. Series B	3.65	3-1-2052	1,308,000	982,445
Duke Energy Carolinas LLC	2.55	4-15-2031	1,117,000	957,077
Duke Energy Carolinas LLC	2.85	3-15-2032	3,040,000	2,583,039
Duke Energy Carolinas LLC	3.55	3-15-2052	2,213,000	1,592,903
Duke Energy Carolinas LLC	4.95	1-15-2033	1,878,000	1,851,173
See accompanying notes to portfolio of investments
20 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Duke Energy Carolinas LLC	5.35%	1-15-2053	$3,669,000	$3,591,117
Duke Energy Carolinas LLC	5.40	1-15-2054	1,834,000	1,786,880
Duke Energy Corp.	3.50	6-15-2051	506,000	350,304
Duke Energy Florida LLC	2.40	12-15-2031	2,440,000	2,015,899
Duke Energy Progress LLC	2.50	8-15-2050	2,469,000	1,473,563
Duke Energy Progress LLC	5.25	3-15-2033	1,821,000	1,817,836
Entergy Arkansas LLC	2.65	6-15-2051	2,204,000	1,324,274
Entergy Arkansas LLC	5.15	1-15-2033	3,671,000	3,676,174
Jersey Central Power & Light Co.144A	2.75	3-1-2032	2,688,000	2,222,048
Metropolitan Edison Co.144A	4.30	1-15-2029	2,877,000	2,764,762
Metropolitan Edison Co.144A	5.20	4-1-2028	2,754,000	2,748,395
MidAmerican Energy Co.	2.70	8-1-2052	2,121,000	1,304,592
MidAmerican Energy Co.	5.30	2-1-2055	1,771,000	1,721,710
Mississippi Power Co. Series 12-A	4.25	3-15-2042	1,246,000	1,037,211
Mississippi Power Co. Series B	3.10	7-30-2051	2,934,000	1,908,558
Northern States Power Co.	5.40	3-15-2054	2,982,000	2,950,325
NSTAR Electric Co.	3.10	6-1-2051	616,000	411,430
Pacific Gas & Electric Co.	3.50	8-1-2050	933,000	628,095
Pacific Gas & Electric Co.	3.95	12-1-2047	5,572,000	4,055,025
Pacific Gas & Electric Co.	4.20	6-1-2041	1,421,000	1,117,027
Pacific Gas & Electric Co.	4.75	2-15-2044	823,000	687,117
Pacific Gas & Electric Co.	4.95	7-1-2050	7,824,000	6,641,242
Pacific Gas & Electric Co.	5.80	5-15-2034	4,293,000	4,288,485
PECO Energy Co.	2.85	9-15-2051	2,952,000	1,895,177
Pennsylvania Electric Co.144A	3.25	3-15-2028	2,384,000	2,200,422
Pennsylvania Electric Co.144A	5.15	3-30-2026	1,836,000	1,819,077
Public Service Co. of Oklahoma Series K	3.15	8-15-2051	1,656,000	1,108,939
Public Service Electric & Gas Co.	1.90	8-15-2031	4,205,000	3,385,260
Public Service Electric & Gas Co.	2.05	8-1-2050	679,000	378,018
Public Service Electric & Gas Co.	2.70	5-1-2050	1,144,000	734,674
Public Service Electric & Gas Co.%%	5.45	3-1-2054	1,866,000	1,867,199
Public Service Enterprise Group, Inc.	5.88	10-15-2028	3,773,000	3,872,841
Public Service Enterprise Group, Inc.	6.13	10-15-2033	2,190,000	2,282,369
Southern California Edison Co. Series C	4.13	3-1-2048	1,844,000	1,474,773
Virginia Electric & Power Co.	2.95	11-15-2051	2,448,000	1,570,129
Virginia Electric & Power Co.	5.00	1-15-2034	2,085,000	2,026,775
				114,543,508
Total corporate bonds and notes (Cost $1,062,465,591)				1,040,098,349
Municipal obligations: 0.32%
Nevada: 0.08%
Airport revenue: 0.08%
County of Clark Department of Aviation Series C	6.82	7-1-2045	3,365,000	3,938,725
New York: 0.10%
Airport revenue: 0.10%
Port Authority of New York & New Jersey	4.46	10-1-2062	5,505,000	4,903,201
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 21

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 0.04%
Education revenue: 0.04%
Ohio State University Series A	4.80%	6-1-2111	$1,957,000	$1,783,868
Texas: 0.10%
Education revenue: 0.02%
Board of Regents of the University of Texas System Series B	2.44	8-15-2049	1,695,000	1,076,556
Transportation revenue: 0.08%
North Texas Tollway Authority Series B	6.72	1-1-2049	3,609,000	4,223,950
				5,300,506
Total municipal obligations (Cost $17,123,145)				15,926,300
Non-agency mortgage-backed securities: 1.99%
Angel Oak Mortgage Trust Series 2020-2 Class A1A144A±±	2.53	1-26-2065	1,130,802	1,043,515
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	416,598	384,883
Angel Oak Mortgage Trust Series 2021-6 Class A1144A±±	1.46	9-25-2066	2,451,646	1,994,593
BBCMS Mortgage Trust Series 2018-C2 Class ASB	4.24	12-15-2051	1,025,254	999,496
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	1,484,017	1,394,486
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	736,046	713,204
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	6.13	9-15-2036	10,912,000	10,788,631
BX Commercial Mortgage Trust Series 2021-XL2 Class A (U.S. SOFR 1 Month+0.80%)144A±	6.12	10-15-2038	3,793,925	3,755,986
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,005,803	978,969
COLT Mortgage Loan Trust Series 2021-2 Class A1144A±±	0.92	8-25-2066	3,408,753	2,685,373
COLT Mortgage Loan Trust Series 2021-4 Class A1144A±±	1.40	10-25-2066	3,466,442	2,748,651
COMM Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	3,707,470	3,677,466
COMM Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,901,886	1,857,380
EQUS Mortgage Trust Series 2021-EQAZ Class A (U.S. SOFR 1 Month+0.87%)144A±	6.19	10-15-2038	4,122,917	4,086,842
GS Mortgage Securities Trust Series 2015-GC32 Class A3	3.50	7-10-2048	1,702,843	1,656,331
GS Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	5,595,000	4,441,364
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1 Class A1144A	5.31	1-25-2051	1,652,159	1,626,379
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP4 Class A3	3.39	12-15-2049	1,080,000	1,029,913
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class A4	3.67	9-15-2047	1,345,164	1,333,749
JPMBB Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	5,566,736	5,446,911
JPMBB Commercial Mortgage Securities Trust Series 2015-C30 Class A5	3.82	7-15-2048	3,008,000	2,878,115
Med Trust Series 2021-MDLN Class A (U.S. SOFR 1 Month+1.06%)144A±	6.38	11-15-2038	6,630,180	6,580,454
MFA Trust Series 2021-NQM2 Class A1144A±±	1.03	11-25-2064	1,317,875	1,112,698
Morgan Stanley Capital I Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,030,000	2,484,108
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1144A±±	2.49	9-25-2059	678,251	624,061
See accompanying notes to portfolio of investments
22 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
NewRez Warehouse Securitization Trust Series 2021-1 Class A (U.S. SOFR 1 Month+0.86%)144A±	6.19%	5-25-2055	$3,701,533	$3,700,428
STAR Trust Series 2021-1 Class A1144A±±	1.22	5-25-2065	1,157,813	1,004,719
Starwood Mortgage Residential Trust Series 2020-1 Class A1144A±±	2.28	2-25-2050	234,607	218,692
Starwood Mortgage Residential Trust Series 2020-3 Class A1144A±±	1.49	4-25-2065	1,053,236	976,527
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	917,028	839,334
Starwood Mortgage Residential Trust Series 2021-4 Class A1144A±±	1.16	8-25-2056	3,158,336	2,608,694
Verus Securitization Trust Series 2019-4 Class A1144A	3.64	11-25-2059	1,030,476	997,076
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	440,407	424,486
Verus Securitization Trust Series 2020-2 Class A1144A±±	2.23	5-25-2060	432,043	425,535
Verus Securitization Trust Series 2021-1 Class A1144A±±	0.82	1-25-2066	1,574,554	1,362,054
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	2,890,134	2,488,532
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	2,298,634	1,903,144
Verus Securitization Trust Series 2021-4 Class A1144A±±	0.94	7-25-2066	2,917,139	2,298,829
Verus Securitization Trust Series 2021-5 Class A1144A±±	1.01	9-25-2066	7,193,983	5,979,062
Verus Securitization Trust Series 2021-7 Class A1144A±±	1.83	10-25-2066	3,174,349	2,710,131
Verus Securitization Trust Series 2021-8 Class A1144A±±	1.82	11-25-2066	3,089,410	2,636,192
Verus Securitization Trust Series 2021-R1 Class A1144A±±	0.82	10-25-2063	1,295,656	1,166,754
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,356,596	1,198,046
Visio Trust Series 2020-1R Class A1144A	1.31	11-25-2055	991,579	915,118
Total non-agency mortgage-backed securities (Cost $110,098,977)				100,176,911
U.S. Treasury securities: 27.75%
U.S. Treasury Bonds	1.13	5-15-2040	5,206,000	3,212,468
U.S. Treasury Bonds##	1.13	8-15-2040	126,786,000	77,468,226
U.S. Treasury Bonds##	1.38	11-15-2040	124,769,000	79,238,062
U.S. Treasury Bonds	1.75	8-15-2041	107,558,000	71,631,107
U.S. Treasury Bonds	2.00	11-15-2041	63,594,000	44,028,908
U.S. Treasury Bonds	2.38	2-15-2042	12,685,000	9,321,493
U.S. Treasury Bonds	2.38	5-15-2051	46,770,000	31,560,615
U.S. Treasury Bonds	2.88	5-15-2052	13,255,000	9,980,601
U.S. Treasury Bonds	3.13	11-15-2041	9,949,000	8,282,931
U.S. Treasury Bonds	3.63	2-15-2053	42,175,000	36,873,471
U.S. Treasury Bonds	3.63	5-15-2053	6,624,000	5,795,483
U.S. Treasury Bonds	3.88	5-15-2043	51,895,000	47,455,545
U.S. Treasury Bonds	4.13	8-15-2053	29,685,000	28,418,749
U.S. Treasury Bonds%%	4.25	2-15-2054	23,750,000	23,304,687
U.S. Treasury Bonds	4.38	8-15-2043	20,239,000	19,815,246
U.S. Treasury Bonds	4.50	2-15-2044	215,000	214,933
U.S. Treasury Bonds	4.75	11-15-2043	25,715,000	26,462,342
U.S. Treasury Bonds	4.75	11-15-2053	5,234,000	5,568,485
U.S. Treasury Notes	0.38	1-31-2026	274,000	252,658
U.S. Treasury Notes	0.38	7-31-2027	34,288,000	29,967,176
U.S. Treasury Notes	0.75	1-31-2028	4,573,000	3,987,799
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 23

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	1.00%	7-31-2028	$32,518,000	$28,239,851
U.S. Treasury Notes	1.13	10-31-2026	65,392,000	59,933,301
U.S. Treasury Notes	1.13	8-31-2028	3,003,000	2,616,598
U.S. Treasury Notes	1.25	4-30-2028	51,373,000	45,410,922
U.S. Treasury Notes	1.25	6-30-2028	18,744,000	16,497,649
U.S. Treasury Notes	1.25	9-30-2028	4,024,000	3,518,957
U.S. Treasury Notes	1.50	8-15-2026	24,320,000	22,631,850
U.S. Treasury Notes	1.75	3-15-2025	7,558,000	7,307,936
U.S. Treasury Notes	2.00	11-15-2026	32,604,000	30,580,260
U.S. Treasury Notes	2.38	3-31-2029	16,662,000	15,226,855
U.S. Treasury Notes	2.63	7-31-2029	8,779,000	8,085,253
U.S. Treasury Notes	2.75	7-31-2027	70,834,000	67,192,690
U.S. Treasury Notes	2.88	8-15-2028	19,599,000	18,470,526
U.S. Treasury Notes	3.25	6-30-2029	52,201,000	49,656,201
U.S. Treasury Notes	3.63	3-31-2030	12,766,000	12,319,190
U.S. Treasury Notes##	3.88	11-30-2027	80,198,000	78,866,588
U.S. Treasury Notes	3.88	12-31-2029	26,441,000	25,892,556
U.S. Treasury Notes	4.00	1-15-2027	11,908,000	11,768,453
U.S. Treasury Notes	4.00	1-31-2029	37,610,000	37,175,134
U.S. Treasury Notes	4.00	2-28-2030	10,272,000	10,117,519
U.S. Treasury Notes%%	4.00	2-15-2034	52,601,000	51,573,637
U.S. Treasury Notes	4.13	1-31-2025	2,792,000	2,767,788
U.S. Treasury Notes	4.13	2-15-2027	36,146,000	35,849,490
U.S. Treasury Notes	4.25	1-31-2026	23,796,000	23,618,459
U.S. Treasury Notes##	4.25	2-28-2029	135,187,000	135,208,123
U.S. Treasury Notes	4.25	2-28-2031	5,246,000	5,239,443
U.S. Treasury Notes	4.38	10-31-2024	1,068,000	1,061,993
U.S. Treasury Notes	4.38	8-15-2026	8,502,000	8,473,771
U.S. Treasury Notes	4.50	11-30-2024	224,000	222,793
U.S. Treasury Notes	4.63	2-28-2026	20,780,000	20,778,377
Total U.S. Treasury securities (Cost $1,461,942,572)				1,399,143,148
Yankee corporate bonds and notes: 2.95%
Basic materials: 0.12%
Mining: 0.12%
Anglo American Capital PLC144A	4.75	3-16-2052	5,186,000	4,353,727
Glencore Finance Canada Ltd.144A	5.55	10-25-2042	823,000	778,746
Glencore Finance Canada Ltd.144A	6.00	11-15-2041	669,000	665,066
				5,797,539
Consumer, non-cyclical: 0.40%
Commercial services: 0.02%
Adani International Container Terminal Pvt Ltd.144A	3.00	2-16-2031	1,270,900	1,088,968
Healthcare-products: 0.09%
DH Europe Finance II Sarl	2.20	11-15-2024	4,503,000	4,401,303
See accompanying notes to portfolio of investments
24 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.29%
Pfizer Investment Enterprises Pte. Ltd.	4.75%	5-19-2033	$5,481,000	$5,337,471
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	5,803,000	5,676,477
Pfizer Investment Enterprises Pte. Ltd.	5.34	5-19-2063	3,665,000	3,530,324
				14,544,272
Energy: 0.56%
Oil & gas: 0.25%
Aker BP ASA144A	5.60	6-13-2028	4,793,000	4,837,840
Aker BP ASA144A	6.00	6-13-2033	5,907,000	6,006,385
Petroleos Mexicanos	2.38	4-15-2025	544,350	517,818
Petroleos Mexicanos	2.46	12-15-2025	1,613,000	1,530,685
				12,892,728
Pipelines: 0.31%
Enbridge, Inc.	6.00	11-15-2028	2,750,000	2,847,937
Enbridge, Inc.	6.20	11-15-2030	2,750,000	2,882,931
Enbridge, Inc.	6.70	11-15-2053	4,032,000	4,507,080
Galaxy Pipeline Assets Bidco Ltd.144A	2.16	3-31-2034	3,265,247	2,797,116
Galaxy Pipeline Assets Bidco Ltd.144A	2.63	3-31-2036	2,354,000	1,906,886
Galaxy Pipeline Assets Bidco Ltd.144A	2.94	9-30-2040	734,366	584,712
				15,526,662
Financial: 1.84%
Banks: 1.81%
Banco Bilbao Vizcaya Argentaria SA (1 Year Treasury Constant Maturity+3.30%)±	7.88	11-15-2034	3,800,000	4,051,007
Banco Santander SA	6.61	11-7-2028	3,600,000	3,782,472
Banco Santander SA	6.94	11-7-2033	3,800,000	4,142,595
Banco Santander SA (1 Year Treasury Constant Maturity+1.65%)±	6.53	11-7-2027	3,400,000	3,478,500
Barclays PLC (U.S. SOFR+2.62%)±	6.69	9-13-2034	4,136,000	4,326,152
BNP Paribas SA (U.S. SOFR+1.52%)144A±	5.18	1-9-2030	5,495,000	5,443,571
BNP Paribas SA (U.S. SOFR+1.87%)144A±	5.89	12-5-2034	5,407,000	5,526,228
Canadian Imperial Bank of Commerce	6.09	10-3-2033	3,586,000	3,722,323
Credit Suisse Group AG144A	4.28	1-9-2028	4,010,000	3,848,259
Credit Suisse Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	2,908,000	2,443,703
Credit Suisse Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	2,774,000	2,551,250
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±%%	5.71	3-1-2030	4,740,000	4,750,065
Deutsche Bank AG (U.S. SOFR+2.26%)±	3.74	1-7-2033	7,107,000	5,711,656
HSBC Holdings PLC (U.S. SOFR+3.02%)±	7.40	11-13-2034	3,628,000	3,889,651
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.38%)±	5.46	1-5-2028	11,012,000	10,964,875
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+1.75%)±	5.68	1-5-2035	5,495,000	5,432,734
Societe Generale SA (1 Year Treasury Constant Maturity+1.75%)144A±	5.63	1-19-2030	4,276,000	4,213,752
Societe Generale SA (1 Year Treasury Constant Maturity+2.10%)144A±	6.07	1-19-2035	2,000,000	1,970,663
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 25

Portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Societe Generale SA (1 Year Treasury Constant Maturity+2.95%)144A±	7.13%	1-19-2055	$2,025,000	$1,965,371
UBS AG	5.65	9-11-2028	4,277,000	4,358,247
UBS Group AG (1 Year Treasury Constant Maturity+1.77%)144A±	5.70	2-8-2035	2,004,000	1,982,122
UBS Group AG (1 Year Treasury Constant Maturity+2.00%)144A±	6.30	9-22-2034	2,739,000	2,831,536
				91,386,732
REITS: 0.03%
Trust Fibra Uno144A	6.39	1-15-2050	1,883,000	1,584,132
Utilities: 0.03%
Electric: 0.03%
Israel Electric Corp. Ltd.144A	3.75	2-22-2032	1,561,000	1,298,109
Total yankee corporate bonds and notes (Cost $149,749,121)				148,520,445
Yankee government bonds: 0.67%
Australia: 0.12%
Export Finance & Insurance Corp.144A	4.63	10-26-2027	6,151,000	6,161,518
Bermuda: 0.04%
Bermuda144A	5.00	7-15-2032	1,940,000	1,860,072
Israel: 0.09%
Israel	3.88	7-3-2050	1,283,000	940,188
Israel	4.50	1-17-2033	4,019,000	3,727,622
				4,667,810
Mexico: 0.30%
Mexico	2.66	5-24-2031	2,923,000	2,415,540
Mexico	3.25	4-16-2030	1,412,000	1,248,149
Mexico	6.00	5-7-2036	2,494,000	2,482,095
Mexico	6.40	5-7-2054	1,732,000	1,703,897
Mexico	3.50	2-12-2034	8,628,000	7,119,043
				14,968,724
Panama: 0.07%
Panama	6.85	3-28-2054	2,633,000	2,312,318
Panama%%	8.00	3-1-2038	1,401,000	1,432,401
				3,744,719
Paraguay: 0.05%
Paraguay144A	5.40	3-30-2050	2,726,000	2,337,545
Total yankee government bonds (Cost $34,002,899)				33,740,388
See accompanying notes to portfolio of investments
26 | Allspring Core Bond Portfolio

Portfolio of investments—February 29, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 3.82%
Investment companies: 3.82%
Allspring Government Money Market Fund Select Class♠∞##		5.24%	192,727,823	$192,727,823
Total short-term investments (Cost $192,727,823)				192,727,823
Total investments in securities (Cost $5,628,138,086)	108.29%			5,458,967,229
Other assets and liabilities, net	(8.29)			(417,779,192)
Total net assets	100.00%			$5,041,188,037

¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$117,290,523	$2,426,986,118	$(2,351,548,818)	$0	$0	$192,727,823	192,727,823	$6,738,162
See accompanying notes to portfolio of investments
Allspring Core Bond Portfolio | 27

Notes to portfolio of investments—February 29, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
TBA sale commitments
The Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or offsetting TBA purchase commitments, which are deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolio accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
28 | Allspring Core Bond Portfolio

Notes to portfolio of investments—February 29, 2024 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$2,149,325,163	$0	$2,149,325,163
Asset-backed securities	0	379,308,702	0	379,308,702
Corporate bonds and notes	0	1,040,098,349	0	1,040,098,349
Municipal obligations	0	15,926,300	0	15,926,300
Non-agency mortgage-backed securities	0	100,176,911	0	100,176,911
U.S. Treasury securities	1,399,143,148	0	0	1,399,143,148
Yankee corporate bonds and notes	0	148,520,445	0	148,520,445
Yankee government bonds	0	33,740,388	0	33,740,388
Short-term investments
Investment companies	192,727,823	0	0	192,727,823
Total assets	$1,591,870,971	$3,867,096,258	$0	$5,458,967,229
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
 At February 29, 2024, the Portfolio did not have any transfers into/out of Level 3.
Allspring Core Bond Portfolio | 29